NON-CASH TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Cash Flow, Supplemental Disclosures [Text Block]
NON-CASH TRANSACTIONS:

•	In February 2012, the terms of related party notes payable were modified (see Note 6) and accrued interest of $838,601 was added to the principal balances of the original notes.

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Upon the effectiveness of the Company’s Form 10 registration statement in February 2012, the principal balance of convertible notes payable totaling $10,811,500 and the related accrued interest of $974,311 were converted into shares of the Company’s common stock (see Note 7).  In addition, unamortized debt discounts totaling $405,602 at the conversion date related to the relative fair value of warrants issued in connection with the issuance of the convertible notes (originally accounted for as equity) were offset against additional paid-in capital.

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In February 2012, warrants with a fair value of $237,299 (recorded as deferred financing costs and additional paid-in capital) were issued to the placement agent and its sub-placement agents in connection with the Company’s sale of units consisting of secured convertible notes and common stock warrants (see Note 7).

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In January and February 2012, both the $383,204 relative fair value of warrants and the $383,204 intrinsic value of the beneficial conversion feature associated with notes issued by the Company in an offering of units (see Note 7) were recorded as additional paid-in capital and a discount to the convertible notes payable.

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ClearPoint reusable components were transferred from inventory to loaned systems, which is a component of property and equipment, with costs of $266,131 and $348,455 during the nine months ended September 30, 2012 and 2011, respectively.

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In June 2012, the Company issued 1,500,000 shares of its common stock in exchange for settlement of accounts payable of $612,500 and the purchase of software licenses in the amount of $1,050,000 (see Note 9).

•	In December 2009, related party notes receivable and accrued interest in the amount of $1,131,399 were cancelled in exchange for 195,868 shares of treasury stock.

•	At December 31, 2009, deferred offering costs in the amount of $313,007 were included in accrued expenses.

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In 2010, warrants (recorded as deferred financing costs and additional paid-in capital) were issued with a fair value of $120,218 to the placement agent in connection with the sale of the senior unsecured convertible notes.

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Both the, $163,633 fair value of warrants and the $163,633 intrinsic value of the beneficial conversion feature associated with notes issued in the 2011 junior secured convertible notes (see Note 8) were recorded as additional paid-in capital and a discount to the convertible notes payable.

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ClearPoint reusable components were transferred from inventory to loaned systems, which is a component of property and equipment, during the years ended December 31, 2011 and 2010 with costs of $550,105 and $173,870, respectively,

•	At December 31, 2011, placement agent fees recorded as deferred costs associated with the 2011 Unit Offering (see Note 8) in the amount of $66,500 were included in accrued expenses.